Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transactions
Purchase of goods (Note a)	¥ 111,191	¥ 585,494	¥ 22,654
Delivery services (Note b)	469,974
Other advertising income	¥ 4,027
Amounts due from related parties		30,991		$ 4,918	¥ 31,856
Related Party
Amounts due to affiliates and companies controlled or significantly influenced by shareholders related to purchases of goods or logistic services		70,548			206,966
Series A and Series B Preferred Shares investors
Related Party
Outstanding loan balances due to related party		¥ 5,236			¥ 0